UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21338

AllianzGI Convertible & Income Fund II

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway,

New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: February 29, 2016

Date of reporting period: May 31, 2015

Item 1. Schedule of Investments

AllianzGI Convertible & Income Fund II

May 31, 2015 (unaudited)

Principal Amount (000s)		Value*
CORPORATE BONDS & NOTES—41.6%
	Advertising—0.4%
$4,350	Affinion Group, Inc., 7.875%, 12/15/18	$3,066,750

	Aerospace & Defense—0.8%
250	Bombardier, Inc., 6.00%, 10/15/22 (a)(b)	227,812
5,465	Erickson, Inc., 8.25%, 5/1/20	4,167,063
2,460	Kratos Defense & Security Solutions, Inc., 7.00%, 5/15/19	2,201,700

		6,596,575

	Air Freight & Logistics—0.7%
5,230	XPO Logistics, Inc., 7.875%, 9/1/19 (a)(b)	5,635,325

	Auto Components—0.9%
3,320	Chassix, Inc., 9.25%, 8/1/18 (a)(b)(c)	2,855,200
3,970	Goodyear Tire & Rubber Co., 8.25%, 8/15/20	4,188,350

		7,043,550

	Auto Manufacturers—0.8%
5,590	Chrysler Group LLC, 8.25%, 6/15/21	6,188,130

	Chemicals—0.7%
5,500	Chemours Co., 6.625%, 5/15/23 (a)(b)	5,596,250

	Commercial Services—2.2%
8,535	Cenveo Corp., 11.50%, 5/15/17	8,801,719
4,295	DynCorp International, Inc., 10.375%, 7/1/17	3,414,525
5,925	Monitronics International, Inc., 9.125%, 4/1/20	5,850,937

		18,067,181

	Construction Materials—0.7%
5,690	US Concrete, Inc., 8.50%, 12/1/18	6,059,850

	Consumer Finance—0.9%
2,605	Navient Corp., 8.45%, 6/15/18	2,924,112
3,865	Springleaf Finance Corp., 8.25%, 10/1/23	4,425,425

		7,349,537

	Distribution/Wholesale—0.9%
6,430	HD Supply, Inc., 11.00%, 4/15/20	7,314,125

	Diversified Consumer Services—0.7%
5,270	Cambium Learning Group, Inc., 9.75%, 2/15/17	5,368,812

	Diversified Financial Services—1.6%
	Community Choice Financial, Inc.,
7,465	10.75%, 5/1/19	3,695,175
5,370	12.75%, 5/1/20 (a)(b)	2,550,750
	Nationstar Mortgage LLC / Nationstar Capital Corp.,
2,000	7.875%, 10/1/20	2,037,500
4,250	9.625%, 5/1/19	4,542,187

		12,825,612

	Electrical Components & Equipment—1.2%
10,275	WireCo WorldGroup, Inc., 9.50%, 5/15/17	9,555,750

	Electronic Equipment, Instruments & Components—1.4%
5,815	Kemet Corp., 10.50%, 5/1/18	5,931,300
5,500	Viasystems, Inc., 7.875%, 5/1/19 (a)(b)	5,850,625

		11,781,925

	Food & Staples Retailing—0.6%
5,000	US Foods, Inc., 8.50%, 6/30/19	5,237,500

	Independent Power & Renewable Electricity Producers—0.3%
2,340	TerraForm Power Operating LLC, 5.875%, 2/1/23 (a)(b)	2,421,900

AllianzGI Convertible & Income Fund II

May 31, 2015 (unaudited) (continued)

Principal Amount (000s)		Value*
	Health Care Providers & Services—0.8%
	Tenet Healthcare Corp.,
$2,750	5.00%, 3/1/19 (a)(b)	$2,753,438
3,470	8.125%, 4/1/22	3,790,975

		6,544,413

	Healthcare-Products—0.9%
6,785	Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	7,314,230

	Hotels, Restaurants & Leisure—0.9%
6,395	MGM Resorts International, 11.375%, 3/1/18	7,705,975

	Household Durables—0.9%
	Beazer Homes USA, Inc.,
2,245	7.25%, 2/1/23	2,200,100
3,920	9.125%, 5/15/19	4,086,600
1,390	Jarden Corp., 7.50%, 5/1/17	1,535,950

		7,822,650

	Household Products/Wares—0.7%
5,725	Reynolds Group Issuer, Inc., 9.875%, 8/15/19	6,086,391

	Internet—0.4%
6,462	Affinion Investments LLC, 13.50%, 8/15/18	3,650,861

	Internet Software & Services—1.2%
	EarthLink, Inc.,
2,200	7.375%, 6/1/20	2,312,750
7,590	8.875%, 5/15/19	7,931,550

		10,244,300

	Iron/Steel—0.6%
5,600	AK Steel Corp., 8.375%, 4/1/22	4,893,000

	Lodging—0.3%
9,455	Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18 (c)	2,458,300

	Machinery—1.2%
4,225	BlueLine Rental Finance Corp., 7.00%, 2/1/19 (a)(b)	4,383,437
5,495	Navistar International Corp., 8.25%, 11/1/21	5,522,475

		9,905,912

	Media—3.5%
5,500	AMC Entertainment, Inc., 9.75%, 12/1/20	6,019,475
3,250	CCO Holdings LLC / CCO Holdings Capital Corp., 7.00%, 1/15/19	3,382,031
6,645	McClatchy Co., 9.00%, 12/15/22	6,503,794
6,280	McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 9.75%, 4/1/21	6,986,500
2,850	Mood Media Corp., 9.25%, 10/15/20 (a)(b)	2,465,250
3,589	SFX Entertainment, Inc., 9.625%, 2/1/19 (a)(b)	3,122,430

		28,479,480

	Metals & Mining—2.0%
5,050	ArcelorMittal, 10.60%, 6/1/19	6,142,062
2,820	HudBay Minerals, Inc., 9.50%, 10/1/20	3,031,500
	Thompson Creek Metals Co., Inc.,
6,145	7.375%, 6/1/18	5,376,875
2,170	12.50%, 5/1/19	2,094,050

		16,644,487

	Miscellaneous Manufacturing—0.7%
5,650	Harland Clarke Holdings Corp., 9.25%, 3/1/21 (a)(b)	5,416,938

	Oil & Gas—1.7%
3,870	BreitBurn Energy Partners LP / BreitBurn Finance Corp., 7.875%, 4/15/22	3,424,950
7,000	Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	4,812,500
4,306	United Refining Co., 10.50%, 2/28/18	4,542,830
1,000	Vanguard Natural Resources LLC / VNR Finance Corp., 7.875%, 4/1/20	985,000

		13,765,280

AllianzGI Convertible & Income Fund II

May 31, 2015 (unaudited) (continued)

Principal Amount (000s)		Value*
	Oil, Gas & Consumable Fuels—1.6%
$2,160	Arch Coal, Inc., 9.875%, 6/15/19	$486,000
4,550	EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	4,970,875
4,305	Linn Energy LLC / Linn Energy Finance Corp., 6.50%, 5/15/19	3,734,588
3,470	Sanchez Energy Corp., 6.125%, 1/15/23	3,313,850
560	Ultra Petroleum Corp., 6.125%, 10/1/24 (a)(b)	517,300

		13,022,613

	Packaging & Containers—0.8%
5,903	Tekni-Plex, Inc., 9.75%, 6/1/19 (a)(b)	6,334,686

	Paper & Forest Products—0.3%
2,000	Louisiana-Pacific Corp., 7.50%, 6/1/20	2,150,000

	Pharmaceuticals—0.6%
1,755	Endo Finance LLC & Endo Finco, Inc., 5.375%, 1/15/23 (a)(b)	1,719,900
3,000	Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21 (a)(b)	3,289,500

		5,009,400

	Real Estate Investment Trust—0.3%
2,345	Kennedy-Wilson, Inc., 5.875%, 4/1/24	2,391,900

	Retail—0.8%
5,785	Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (a)(b)	6,233,338

	Semiconductors & Semiconductor Equipment—0.8%
2,875	Amkor Technology, Inc., 6.375%, 10/1/22	2,957,656
3,541	Freescale Semiconductor, Inc., 10.75%, 8/1/20	3,793,296

		6,750,952

	Software—1.8%
	First Data Corp.,
4,355	8.25%, 1/15/21 (a)(b)	4,654,406
1,465	10.625%, 6/15/21	1,659,113
6,955	12.625%, 1/15/21	8,163,431

		14,476,950

	Specialty Retail—1.3%
3,140	Caleres, Inc., 7.125%, 5/15/19	3,265,600
4,500	Claire’s Stores, Inc., 9.00%, 3/15/19 (a)(b)	4,016,250
3,500	Conn’s, Inc., 7.25%, 7/15/22 (a)(b)	3,377,500

		10,659,350

	Telecommunications—1.3%
6,085	Consolidated Communications, Inc., 10.875%, 6/1/20	6,838,019
4,340	Windstream Corp., 7.50%, 4/1/23	3,916,850

		10,754,869

	Transportation—0.6%
5,044	Quality Distribution LLC, 9.875%, 11/1/18	5,334,030

	Wireless Telecommunication Services—0.8%
5,545	Sprint Communications, Inc., 11.50%, 11/15/21	6,751,038

	Total Corporate Bonds & Notes (cost-$359,779,262)	340,910,115

Shares
CONVERTIBLE PREFERRED STOCK—39.3%
	Aerospace & Defense—1.4%
181,200	United Technologies Corp., 7.50%, 8/1/15	11,038,704

	Automobiles—1.6%
402,000	The Goldman Sachs Group, Inc., 8.00%, 12/17/15 (General Motors) (d)	13,459,764

AllianzGI Convertible & Income Fund II

May 31, 2015 (unaudited) (continued)

Shares		Value*
	Banks—4.2%
7,455	Huntington Bancshares, Inc., 8.50% (e)	$10,140,664
805,310	JPMorgan Chase & Co., 8.00%, 9/18/15 (Bank of America) (d)	12,337,349
9,900	Wells Fargo & Co., 7.50%, Ser. L (e)	11,967,417

		34,445,430

	Diversified Financial Services—1.4%
10,100	Bank of America Corp., 7.25%, Ser. L (e)	11,569,550

	Electric Utilities—0.8%
134,610	Exelon Corp., 6.50%, 6/1/17	6,503,009

	Electronic Equipment, Instruments & Components—1.5%
557,000	Bank of America Corp., 8.00%, 2/17/16 (Corning, Inc.) (d)	11,997,780

	Food Products—1.5%
246,900	Wells Fargo & Co., 8.00%, 8/28/15 (Archer-Daniels-Midland Co.) (d)	12,103,038

	Health Care Equipment & Supplies—1.7%
210,000	Credit Suisse, 8.00%, 6/23/15 (Medtronic, Inc.) (d)	14,242,200

	Health Care Providers & Services—3.7%
90,045	Anthem, Inc., 5.25%, 5/1/18	4,902,050
181,300	JPMorgan Chase & Co., 8.00%, 5/5/16 (HCA Holding, Inc.) (d)	14,154,091
95,960	The Goldman Sachs Group, Inc., 8.00%, 3/31/16 (Laboratory Corp. of America Holdings) (d)	11,435,362

		30,491,503

	Independent Power & Renewable Electricity Producers—1.0%
72,035	Dynegy, Inc., 5.375%, 11/1/17	8,066,479

	Internet Software & Services—1.3%
264,285	Barclays Bank PLC, 8.00%, 10/28/15 (Twitter, Inc.) (d)	10,679,757

	Machinery—1.8%
128,815	Stanley Black & Decker, Inc., 6.25%, 11/17/16	15,070,067

	Metals & Mining—1.6%
56,780	Alcoa, Inc., 5.375%, 10/1/17	2,489,235
604,670	ArcelorMittal, 6.00%, 1/15/16	10,619,517

		13,108,752

	Multiline Retail—1.5%
195,000	The Goldman Sachs Group, Inc., 8.00%, 1/14/16 (Macy’s, Inc.) (d)	12,567,555

	Multi-Utilities—1.2%
186,560	AES Trust III, 6.75%, 10/15/29	9,473,517

	Oil, Gas & Consumable Fuels—0.8%
10,900	Energy XXI Bermuda Ltd., 5.625% (e)	436,000
94,905	PetroQuest Energy, Inc., 6.875% (e)	2,028,594
25,840	Sanchez Energy Corp., 6.50%, 4/6/18 (e)	913,444
64,500	Southwestern Energy Co., 6.25%, 1/15/18	3,563,625

		6,941,663

	Pharmaceuticals—1.3%
9,870	Actavis PLC, 5.50%, 3/1/18	10,461,904

	Real Estate Investment Trust—4.4%
335,200	Alexandria Real Estate Equities, Inc., 7.00% (e)	9,856,958
610,095	FelCor Lodging Trust, Inc., 1.95%, Ser. A (e)	15,709,947
159,235	Health Care REIT, Inc., 6.50%, 4/20/18, Ser. I (e)	10,200,992

		35,767,897

	Semiconductors & Semiconductor Equipment—3.0%
186,000	Barclays Bank PLC, 8.00%, 11/9/15 (Lam Research Corp.) (d)	14,080,200
420,000	Wells Fargo & Co., 8.00%, 6/18/15 (Micron Technology, Inc.) (d)	10,588,200

		24,668,400

	Specialty Retail—1.8%
10,000	Barnes & Noble, Inc., 7.75%, 8/18/21 (a)(b)	14,324,375

	Technology Hardware, Storage & Peripherals—1.8%
113,500	Bank of America Corp., 8.00%, 5/10/16 (Apple Inc.) (d)	14,656,255

	Total Convertible Preferred Stock (cost-$309,798,682)	321,637,599

AllianzGI Convertible & Income Fund II

May 31, 2015 (unaudited) (continued)

Principal Amount (000s)		Value*
CONVERTIBLE BONDS & NOTES—18.1%
	Capital Markets—3.3%
$5,880	Ares Capital Corp., 5.75%, 2/1/16	$6,063,750
10,075	BGC Partners, Inc., 4.50%, 7/15/16	11,101,391
12,440	Walter Investment Management Corp., 4.50%, 11/1/19	9,765,400

		26,930,541

	Commercial Services—1.9%
15,600	Cenveo Corp., 7.00%, 5/15/17	15,268,500

	Diversified Consumer Services—1.0%
10,220	Ascent Capital Group, Inc., 4.00%, 7/15/20	8,412,337

	Insurance—0.4%
3,035	HCI Group, Inc., 3.875%, 3/15/19	2,957,228

	Life Sciences Tools & Services—0.4%
3,470	Sequenom, Inc., 5.00%, 10/1/17	3,465,662

	Machinery—2.4%
	Meritor, Inc.,
9,545	4.625%, 3/1/26	9,670,278
5,255	7.875%, 3/1/26	8,601,778
1,710	Navistar International Corp., 4.75%, 4/15/19	1,551,825

		19,823,881

	Oil, Gas & Consumable Fuels—2.6%
13,200	Cobalt International Energy, Inc., 2.625%, 12/1/19	10,271,250
7,015	Energy XXI Ltd., 3.00%, 12/15/18	2,385,100
12,015	Goodrich Petroleum Corp., 5.00%, 10/1/32	7,073,831
1,380	Stone Energy Corp., 1.75%, 3/1/17	1,273,913

		21,004,094

	Personal Products—1.3%
12,260	Herbalife Ltd., 2.00%, 8/15/19 (a)	10,857,824

	Pharmaceuticals—0.8%
6,890	IGI Laboratories, Inc., 3.75%, 12/15/19 (a)(b)	6,269,900

	Real Estate Investment Trust—0.3%
2,430	IAS Operating Partnership LP, 5.00%, 3/15/18 (a)(b)	2,357,100

	Software—0.9%
7,890	TeleCommunication Systems, Inc., 7.75%, 6/30/18	7,771,650

	Thrifts & Mortgage Finance—0.7%
4,965	MGIC Investment Corp., 5.00%, 5/1/17	5,632,172

	Tobacco—2.1%
	Vector Group Ltd., (f)
4,335	1.75%, 4/15/20	4,654,706
9,035	2.50%, 1/15/19	12,738,682

		17,393,388

	Total Convertible Bonds & Notes (cost-$139,336,146)	148,144,277

SHORT-TERM INVESTMENT—1.0%
	Time Deposit—1.0%
8,239	Bank of Tokyo-Mitsubishi UFJ Ltd.-Grand Cayman, 0.03%, 6/1/15 (cost-$8,239,409)	8,239,409

	Total Investments (cost-$817,153,499)(g)—100.0%	$818,931,400

AllianzGI Convertible & Income Fund II

May 31, 2015 (unaudited) (continued)

Notes to Schedule of Investments:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available, and has delegated primary responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Allianz Global Investors U.S. LLC (the “Sub-Adviser”), an affiliate of the Investment Manager. The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed by the Board. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premium or discount based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $107,231,434, representing 13.1% of total investments.

(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	In default.

(d)	Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.

(e)	Perpetual maturity. The date shown, if any, is the next call date.

(f)	In addition to the coupon rate shown, the issuer is expected to pay additional interest based on the actual dividends paid on its common stock.

(g)	At May 31, 2015, the cost basis of portfolio securities for federal income tax purposes was $823,605,934. Gross unrealized appreciation was $52,278,588, gross unrealized depreciation was $56,953,122 and net unrealized depreciation was $4,674,534. The differences between book and tax cost basis were attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

AllianzGI Convertible & Income Fund II

May 31, 2015 (unaudited) (continued)

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•	Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the three months ended May 31, 2015 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level of input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector- specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bond. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these are unobservable, the values are categorized as Level 3.

AllianzGI Convertible & Income Fund II

May 31, 2015 (unaudited) (continued)

A summary of the inputs used at May 31, 2015 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 5/31/15
Investments in Securities—Assets
Corporate Bonds & Notes	$—	$340,910,115	$—	$340,910,115
Convertible Preferred Stock:
Automobiles	—	—	13,459,764	13,459,764
Banks	11,967,417	10,140,664	12,337,349	34,445,430
Electronic Equipment, Instruments & Components	—	—	11,997,780	11,997,780
Food Products	—	—	12,103,038	12,103,038
Health Care Equipment & Supplies	—	—	14,242,200	14,242,200
Health Care Providers & Services	4,902,050	—	25,589,453	30,491,503
Internet Software & Services	—	—	10,679,757	10,679,757
Metals & Mining	2,489,235	10,619,517	—	13,108,752
Multiline Retail	—	—	12,567,555	12,567,555
Oil, Gas & Consumable Fuels	3,563,625	3,378,038	—	6,941,663
Real Estate Investment Trust	15,709,947	20,057,950	—	35,767,897
Semiconductors & Semiconductor Equipment	—	—	24,668,400	24,668,400
Specialty Retail	—	14,324,375	—	14,324,375
Technology Hardware, Storage & Peripherals	—	—	14,656,255	14,656,255
All Other	72,183,230	—	—	72,183,230
Convertible Bonds & Notes	—	148,144,277	—	148,144,277
Short-Term Investment	—	8,239,409	—	8,239,409

Totals	$110,815,504	$555,814,345	$152,301,551	$818,931,400

At May 31, 2015, securities valued at $46,551,583 were transferred from Level 1 to Level 2. This transfer was the result of securities with exchange-traded closing prices at February 28, 2015, using evaluated mean prices at May 31, 2015.

AllianzGI Convertible & Income Fund II

May 31, 2015 (unaudited) (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended May 31, 2015, was as follows:

	Beginning Balance 2/28/15	Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 5/31/15
Investments in Securities—Assets
Convertible Preferred Stock:
Automobiles	$14,008,494	$—	$—	$—	$—	$(548,730)	$—	$—	$13,459,764
Banks	12,305,137	—	—	—	—	32,212	—	—	12,337,349
Electronic Equipment, Instruments & Components	13,640,930	—	—	—	—	(1,643,150)	—	—	11,997,780
Energy Equipment & Services	13,545,217	—	(14,962,292)†	—	—	1,417,075	—	—	—
Food Products	11,480,850	—	—	—	—	622,188	—	—	12,103,038
Health Care Equipment & Supplies	14,660,100	—	—	—	—	(417,900)	—	—	14,242,200
Health Care Providers & Services	15,403,550	26,183,923	(15,964,680)	—	2,271,685	(2,305,025)	—	—	25,589,453
Internet Software & Services	12,474,252	—	—	—	—	(1,794,495)	—	—	10,679,757
Multiline Retail	12,348,960	—	—	—	—	218,595	—	—	12,567,555
Oil, Gas & Consumable Fuels	10,979,490		(11,218,552)	—	(2,746,138)	2,985,200	—	—	—
Pharmaceuticals	12,529,303		(14,986,503)	—	2,307,415	149,785	—	—	—
Semiconductors & Semiconductor Equipment	26,480,100	—		—	—	(1,811,700)	—	—	24,668,400
Technology Hardware, Storage & Peripherals	16,147,140	14,380,450	(15,603,336)	—	2,925,999	(3,193,998)	—	—	14,656,255

Totals	$186,003,523	$40,564,373	$(72,735,363)	$—	$4,758,961	$(6,289,943)	$—	$—	$152,301,551

† Conversion

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at May 31, 2015:

	Ending Balance at 5/31/15	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities - Assets
Convertible Preferred Stock	$152,301,551	Third-Party Pricing Vendor	Single Broker Quote	$15.32 - $129.13

The net change in unrealized appreciation/depreciation of Level 3 investments held at May 31, 2015 was $(5,661,646).

Glossary:

REIT — Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Convertible & Income Fund II

By	/s/ Julian Sluyters
Julian Sluyters, President & Chief Executive Officer

Date: July 23, 2015

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Julian Sluyters
Julian Sluyters, President & Chief Executive Officer

Date: July 23, 2015

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: July 23, 2015